RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Services Provided by Related Parties
Accelerated Share Repurchases [Line Items]
Related party expenses	$ 38,426	$ 23,922	$ 13,468